Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leased Assets [Line Items]
Term of lease agreement		5 years
Right of use asset amortized to salvage value	$ 0
Accelerated amortization recognized			$ 300
Rental expenses operating lease				$ 5,100
Sublease income				$ 2,200
Additional lease liabilities		$ (3,672)	$ (6,395)
UNITED KINGDOM
Operating Leased Assets [Line Items]
Additional lease liabilities		1,100
UNITED STATES
Operating Leased Assets [Line Items]
Additional lease liabilities		$ 2,500